Supplemental Cash Flow Information (Net Changes in Components of Operating Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Increase) decrease in:
Accounts receivable	$ 130,573	$ (140,948)	$ (9,859)
Inventories	20,963	49,055	(54,361)
Deferred charges	(5,826)	(3,622)	(3,902)
Other current assets	9,337	(410)	3,059
Increase (decrease) in:
Accounts payable	(130,991)	97,569	(17,426)
Accrued liabilities	(26,208)	8,512	(8,161)
Net changes in components of operating assets and liabilities	$ (2,152)	$ 10,156	$ (90,650)